Warrant Liability (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Warrant Liability [Abstract]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The inputs to the model were as follows:

	March 31, 2015	December 31, 2014
Stock Price	$9.30	$10.15
Dividend Yield	N/A	N/A
Risk-free rate	0.56%	0.67%
Expected Term	1.72	1.97
Expected Volatility	32.77%	33.62%

The Company measures volatility using a blended weighted average of the volatility rates for a number of similar publicly-traded companies. The inputs to the model were as follows:

	December 31,
	2014	2013
Stock Price	$10.15	$8.55
Dividend Yield	N/A	N/A
Risk-free rate	0.67%	0.78%
Expected Term	1.97	2.97
Expected Volatility	33.62%	44.69%

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The table below provides a reconciliation of the beginning and ending balances for the warrant liability measured using significant unobservable inputs (Level 3):

Balance – December 31, 2014	$19,991
Fair value adjustment	(5,078)
Balance – March 31, 2015	$14,913

The table below provides a reconciliation of the beginning and ending balances for the warrant liability measured using significant unobservable inputs (Level 3):

Balance – December 31, 2013	$18,280
Fair value adjustment for year ended December 31, 2014	1,711
Balance at December 31, 2014	$19,991